JPMORGAN TRUST II

Supplement dated September 28, 2005

to the Statement of Additional Information dated July 15, 2005

Information with respect to the Money Market Funds (as defined in this Statement of Additional Information) has been moved into a new Statement of Additional Information dated September 28, 2005 for the Money Market Funds. As a result, effective September 28, 2005, all references to the Money Market Funds are deleted from this document.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TOGSAI-905